SEGMENT DISCLOSURES	12 Months Ended
Dec. 31, 2024
SEGMENT DISCLOSURES
SEGMENT DISCLOSURES

NOTE 20 - SEGMENT DISCLOSURES

The Company operates in one reportable segment, focused on the research and development of products for the aging population. This segment is identified based on how the Company’s chief operating decision maker (CODM) reviews performance and allocates resources.

The financial results of the Company’s single segment are measured based on: research and development (R&D) expenses, including personnel costs, clinical trials, and regulatory filings; grant funding and partnership revenue, when applicable; general and administrative cost, which support operational infrastructure; finance costs, including loan interest and transaction fees.

As per IFRS 8 guidance and the July 2024 IFRIC agenda decision, the Company discloses material income and expense items that contribute to the assessment of segment performance, even if they are not separately reviewed by the CODM.

In compliance with IFRS 8, paragraph 23, the following material financial components, which are included in the Company’s measure of segment profit or loss, are disclosed:

In Thousands of US Dollars
Segment Item	Amount	Reviewed by CODM?
Research and development costs	3,280	Yes
General and Administrative costs	1,003	Yes
Finance Costs	226	Yes

Information regarding the geographic reportable segment is as follows:

In Thousands of US Dollars
Description	Canada	United States	Europe
Revenues
2024	$-	$-	$-
2023	$-	$-	$-
2022	$-	$-	$-
Property and equipment
December 31, 2024	$1	$-	$-
December 31, 2023	$2	$-	$-
December 31, 2022	$5	$5	$-

The Corporation reports revenues based on the location of customers. As of December 31, 2024, no recognized revenue was attributable to Canada, the United States, or Europe, as the Corporation remains in the research and development phase without commercialized product sales.

Property and equipment are attributed to geographic locations based on their physical location. As of December 31, 2024, the Corporation held a minimal asset base, primarily consisting of research-related equipment in Canada. No significant property and equipment were located in the United States or Europe.